Securitizations and Variable Interest Entities - Additional information (Detail) - JPY (¥) ¥ in Billions	3 Months Ended		6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020
Variable Interest Entity [Line Items]
Cash proceeds from SPEs in new securitizations	¥ 61	¥ 41	¥ 184	¥ 118
Recognized associated gain on sale	8		11
Debt securities issued by SPEs with an initial fair value	744	328	1,270	918
Cash inflows from third parties on the sale of debt securities	723	272	1,208	637
Cumulative balance of financial assets transferred to SPEs	4,528		4,528		¥ 4,177
Retained interests	116		116		¥ 163
Cash flow on the interests held on SPEs	¥ 5	¥ 6	¥ 10	¥ 10